Equity - Summary of Exchange Differences on Translating Foreign Operations (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Balance at January 1	$ 212,802,312		$ 219,027,922
Exchange differences on translating foreign operations	(831,784)	$ (29,622)	(5,202,145)	$ 227,821
Share from associates and joint venture accounted for using the equity method	131,009	4,666	(85,975)	136,608
Balance at December 31	231,731,160	8,252,534	212,802,312	219,027,922
Exchange differences on translating foreign operations [member]
Balance at January 1	(10,762,684)	(383,286)	(5,888,574)	(6,733,659)
Exchange differences on translating foreign operations	(1,173,204)	(41,781)	(4,788,135)	426,186
Share from associates and joint venture accounted for using the equity method	101,038	3,598	(85,975)	136,608
Disposal of associates and joint venture accounted for using the equity method	29,971	1,067		282,291
Disposal of foreign operations	162,940	5,803
Balance at December 31	$ (11,641,939)	$ (414,599)	$ (10,762,684)	$ (5,888,574)